Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events

NOTE 13: SUBSEQUENT EVENTS

On June 3, 2014, the appellate court affirmed the judgment of the trial court regarding the Nancy Hoffman, et. al. v. Dorlan Crane, et. al. case discussed in Note 7. We are in the process of considering whether to seek further review. We continue to believe any loss will be covered by insurance.

JT Ryerson, one of our subsidiaries, is party to a corporate advisory services agreement with Platinum Advisors, an affiliate of Platinum, pursuant to which Platinum Advisors provides JT Ryerson certain business, management, administrative and financial advice. On July 23, 2014, JT Ryerson’s Board of Directors approved the termination of this services agreement contingent on the closing of the initial public offering. As consideration for terminating the advisory fee payable thereunder, JT Ryerson will pay Platinum Advisors or its affiliates $25.0 million. The Company will recognize the termination fee within Warehousing, delivery, selling, general and administrative expense upon the closing of the initial public offering. The unaudited pro forma balance sheet presents the effect of funding the termination payment to Platinum Advisors or its affiliates. The unaudited pro forma balance sheet is presented for informational purposes only in accordance with Staff Accounting Bulletin Topic 1.B.3.

Investor Rights Agreement

Ryerson Holding and Platinum are party to an investor rights agreement and have agreed to enter into the Investor Rights Agreement upon the consummation of this offering that will provide for, among other things, demand, piggyback and Form S-3 registration rights and board nomination rights.

The Investor Rights Agreement will provide that Platinum may make written demands of us to require us to register the shares of our common stock owned by Platinum; provided, however that we will not be obligated to effect more than two such demand registrations. In addition, Platinum will have piggyback registration rights entitling them to require us to register shares of our common stock owned by them in connection with any registration statements filed by us after the completion of this offering, subject to certain exceptions. Upon the closing of this offering, we have agreed to use commercially reasonable efforts to qualify for registration on Form S-3 for secondary sales. After we have qualified for the use of Form S-3, Platinum will, subject to certain exceptions, have the right to request an unlimited number of registrations on Form S-3. We will not be obligated to effect a registration unless certain pricing or timing conditions are first satisfied.

The Investor Rights Agreement provides that we will indemnify Platinum against losses suffered by it in connection with any untrue or alleged untrue statement of a material fact contained in any prospectus, offering circular, or other document delivered or made available to investors (or in any related registration statement or any amendment or supplement thereto) or any omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statement therein not misleading, except insofar as the same may be caused by or contained in any information furnished in writing to us by Platinum for use therein.

The Investor Rights Agreement will provide that for so long as Platinum collectively beneficially owns at least (i) 30% of the voting power of the outstanding capital stock of the Company, Platinum will have the right to nominate for election to the board of directors of the Company no fewer than that number of directors that would constitute a majority of the number of directors if there were no vacancies on the board, (ii) at least 15% but less than 30% of the voting power of the outstanding capital stock of the Company, Platinum will have the right to nominate two directors and (iii) at least 5% but less than 15% of the voting power of the outstanding capital stock of the Company, Platinum will have the right to nominate one director. The agreement will also provide that if the size of the board of directors is increased or decreased at any time, Platinum’s nomination rights will be proportionately increased or decreased, respectively, rounded up to the nearest whole number, except that if the board of directors increases its size within 180 days of the date of the agreement, Platinum will have the right to designate director nominees to fill each newly created directorship.

The Investor Rights Agreement was negotiated among management and Platinum, and we believe the Investor Rights Agreement is on arm’s-length terms.

On July 23, 2014, our Board of Directors approved a 4.25 for 1.00 stock split of the Company’s common stock to be effected prior to the closing of this offering. Per share and share amounts presented herein have been adjusted for all periods presented to give retroactive effect to the 4.25 for 1.00 stock split.

Note 20: Subsequent Events

On June 3, 2014, the appellate court affirmed the judgment of the trial court regarding the Nancy Hoffman, et. al. v. Dorlan Crane, et. al. case discussed in Note 11. We are in the process of considering whether to seek further review. We continue to believe any loss will be covered by insurance.

JT Ryerson, one of our subsidiaries, is party to a corporate advisory services agreement with Platinum Advisors, an affiliate of Platinum, pursuant to which Platinum Advisors provides JT Ryerson certain business, management, administrative and financial advice. On July 23, 2014, JT Ryerson’s Board of Directors approved the termination of this services agreement contingent on the closing of the initial public offering. As consideration for terminating the advisory fee payable thereunder, JT Ryerson will pay Platinum Advisors or its affiliates $25.0 million. The Company will recognize the termination fee within Warehousing, delivery, selling, general and administrative expense upon the closing of the initial public offering.

Investor Rights Agreement

Ryerson Holding and Platinum are party to an investor rights agreement and have agreed to enter into the Investor Rights Agreement upon the consummation of this offering that will provide for, among other things, demand, piggyback and Form S-3 registration rights and board nomination rights.

The Investor Rights Agreement will provide that Platinum may make written demands of us to require us to register the shares of our common stock owned by Platinum; provided, however that we will not be obligated to effect more than two such demand registrations. In addition, Platinum will have piggyback registration rights entitling them to require us to register shares of our common stock owned by them in connection with any registration statements filed by us after the completion of this offering, subject to certain exceptions. Upon the closing of this offering, we have agreed to use commercially reasonable efforts to qualify for registration on Form S-3 for secondary sales. After we have qualified for the use of Form S-3, Platinum will, subject to certain exceptions, have the right to request an unlimited number of registrations on Form S-3. We will not be obligated to effect a registration unless certain pricing or timing conditions are first satisfied.

The Investor Rights Agreement provides that we will indemnify Platinum against losses suffered by it in connection with any untrue or alleged untrue statement of a material fact contained in any prospectus, offering circular, or other document delivered or made available to investors (or in any related registration statement or any amendment or supplement thereto) or any omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statement therein not misleading, except insofar as the same may be caused by or contained in any information furnished in writing to us by Platinum for use therein.

The Investor Rights Agreement will provide that for so long as Platinum collectively beneficially owns at least (i) 30% of the voting power of the outstanding capital stock of the Company, Platinum will have the right to nominate for election to the board of directors of the Company no fewer than that number of directors that would constitute a majority of the number of directors if there were no vacancies on the board, (ii) at least 15% but less than 30% of the voting power of the outstanding capital stock of the Company, Platinum will have the right to nominate two directors and (iii) at least 5% but less than 15% of the voting power of the outstanding capital stock of the Company, Platinum will have the right to nominate one director. The agreement will also provide that if the size of the board of directors is increased or decreased at any time, Platinum’s nomination rights will be proportionately increased or decreased, respectively, rounded up to the nearest whole number, except that if the board of directors increases its size within 180 days of the date of the agreement, Platinum will have the right to designate director nominees to fill each newly created directorship.

The Investor Rights Agreement was negotiated among management and Platinum, and we believe the Investor Rights Agreement is on arm’s-length terms.

On July 23, 2014, our Board of Directors approved a 4.25 for 1.00 stock split of the Company’s common stock to be effected prior to the closing of this offering. Per share and share amounts presented herein have been adjusted for all periods presented to give retroactive effect to the 4.25 for 1.00 stock split.